Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 4,150
Balance at end of the period	3,887	$ 4,150
Taxes
Disclosure of other provisions [line items]
Balance at beginning of the period	2,066	2,540	$ 4,696
Penalties and other charges	109	30	0
New contingencies	306	148	186
Cancellation and adjustments	(177)	(59)	(152)
Payments	(473)	(236)	(187)
Reversal of indemnifiable items	0		(1,177)
Other Effects	0	(263)	0
Effect of foreign currency exchange rates	(8)	(94)	(826)
Balance at end of the period	1,823	2,066	2,540
Labor
Disclosure of other provisions [line items]
Balance at beginning of the period	1,472	1,681	2,222
Penalties and other charges	80	303	228
New contingencies	516	363	227
Cancellation and adjustments	(385)	(445)	(51)
Contingencies added in business combinations	65	0	0
Payments	(301)	(358)	(561)
Effect of foreign currency exchange rates	(62)	(72)	(384)
Balance at end of the period	1,385	1,472	1,681
Legal
Disclosure of other provisions [line items]
Balance at beginning of the period	612	879	1,065
Penalties and other charges	57	68	8
New contingencies	75	26	193
Cancellation and adjustments	(79)	(241)	(141)
Contingencies added in business combinations	149	0	0
Payments	(110)	(97)	(111)
Effect of foreign currency exchange rates	(25)	(23)	(135)
Balance at end of the period	$ 679	$ 612	$ 879